Payables and other current liabilities	6 Months Ended
Jun. 30, 2025
Trade and other current payables [abstract]
Payables and other current liabilities	Payables and other current liabilitiesNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024		AS OF JUNE 30, 2025
Trade payables	30,748		36,114
Accrued invoices	13,049		21,376
Other	26		7
Trade payables and other current liabilities	43,824	—	57,497
The increase in accrued invoices as of June 30, 2025 compared to December 31, 2024 is mainly explained by upcoming milestones and increased activity on ABTECT reflecting the progress on phase 3 clinical trials.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Employee-related payables	2,742	2,184
Social security and other	1,783	881
Other tax and related payments	184	163
Tax and employee-related payables	4,709	3,228